Financial Liabilities (Details Narrative) - EUR (€) € / shares in Units, € in Thousands				12 Months Ended				24 Months Ended	84 Months Ended
	Aug. 03, 2017	Aug. 03, 2016	Jun. 26, 2009	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 30, 2011	Dec. 30, 2010	Dec. 31, 2017	Nov. 25, 2015
Statement Line Items [Line Items]
Warrant bond term, description			Warrant bond with a term ending on 1 January 2018
Warrant nominal value			€ 10,000
Maximum number of warrant bonds outstanding			100,000
Warrant bonds, nominal value per bond			€ 100	€ 5.00					€ 5.00
Warrant bond redemption percentage at par			106.00%
Warrant bonds bear interest rate, percentage							6.00%	4.00%	8.00%
Share price per share				€ 1.00					€ 1.00	€ 1.00
Warrant expiration date				Dec. 30, 2017
Conditional capital for warrant rights financing				€ 500					€ 500
Total nominal value of bonds issued				4,900					4,900
Principal repayment of warrant bond	€ 200	€ 400		5,226
Repayment of warrant bond, premium				90
Warrant bonds par value				1,500					1,500
Interest receivables				€ 71	€ 100				€ 71
Conversion of bonds into shares, value per share				€ 1.00					€ 1.00
Note carrying amount				€ 9,100					€ 9,100
Discounted interest payment and fair value performance				€ 600
Individual Bond [Member]
Statement Line Items [Line Items]
Warrant bonds bear interest rate, percentage				6.00%
Convertible Bond [Member]
Statement Line Items [Line Items]
Conversion of bonds into shares, value per share				€ 5.00					€ 5.00
Bonds [Member]
Statement Line Items [Line Items]
Total nominal value of bonds issued				€ 2,300					€ 2,300
1 January 2017 to 2 August 2017 [Member]
Statement Line Items [Line Items]
Principal repayment of warrant bond				4,900
Repayment of warrant bond, premium				€ 300
Until 30 December 2016 [Member]
Statement Line Items [Line Items]
Conversion of bonds into shares, value per share				€ 3.00					€ 3.00
1 January 2017 until 31 December 2017 [Member]
Statement Line Items [Line Items]
Conversion of bonds into shares, value per share				4.00					4.00
1 January 2018 [Member]
Statement Line Items [Line Items]
Conversion of bonds into shares, value per share				5.00					5.00
March 2018 [Member]
Statement Line Items [Line Items]
Conversion of bonds into shares, value per share				€ 4.75					4.75
1 February 2017 [Member]
Statement Line Items [Line Items]
Warrant bonds bear interest rate, percentage				6.00%
Conversion of bonds into shares, value per share				€ 1.00					1.00
31 March 2017 [Member]
Statement Line Items [Line Items]
Conversion of bonds into shares, value per share				3.50					3.50
1 April 2017 until 31 December 2017 [Member]
Statement Line Items [Line Items]
Conversion of bonds into shares, value per share				4.00					4.00
1 January 2018 [Member]
Statement Line Items [Line Items]
Conversion of bonds into shares, value per share				5.00					5.00
March 2018 [Member]
Statement Line Items [Line Items]
Conversion of bonds into shares, value per share				€ 4.75					€ 4.75